Average Annual Total Returns - FidelityAdvisorLimitedTermBondFund-RetailPRO - FidelityAdvisorLimitedTermBondFund-RetailPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2024
Fidelity Limited Term Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.26%
Past 5 years	1.95%
Past 10 years	1.76%
Fidelity Limited Term Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.21%
Past 5 years	1.11%
Past 10 years	0.93%
Fidelity Limited Term Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.69%
Past 5 years	1.15%
Past 10 years	0.99%
LB087
Average Annual Return:
Past 1 year	4.89%
Past 5 years	1.54%
Past 10 years	1.43%
F1871
Average Annual Return:
Past 1 year	5.63%
Past 5 years	2.01%
Past 10 years	1.83%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%